Income Taxes (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 897,000
Operating loss carryforward loss, expiration dates	2015 through 2034